Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Segment Information

The following chart includes information by segment measured in accordance with IAS 29, as of December 31, 2018 and 2017:

Asset by segments	Retail Banking	Corporate Banking	Treasury	Consumer	Insurance	Adm. MF and other segments	Adjustments	Total as of 12.31.2018
Cash and due from banks	4,706,116	325,248	28,505,898	61,414	3,135	582,102	(496,360)	33,687,553
Debt securities at fair value through profit or loss	—	—	14,941,290	—	100,041	70,784	—	15,112,115
Loans and other financing	30,785,552	38,850,543	2,824,590	6,411,427	459,404	602,207	(2,725,259)	77,208,464
Other Assets	1,141,320	80,182	5,663,252	1,735,186	372,487	630,880	6,102,557	15,725,864

Total Assets	36,632,988	39,255,973	51,935,030	8,208,027	935,067	1,885,973	2,880,938	141,733,996

Liabilities by segments	Retail Banking	Corporate Banking	Treasury	Consumer	Insurance	Adm. MF and other segments	Adjustments	Total as of 12.31.2018
Deposits	51,679,015	9,420,938	32,906,386	1,667,995	—	—	(768,320)	94,906,014
Financing received from the Argentine Central Bank and others	10,828	7,212,869	786,362	2,542,577	—	184,546	(2,704,345)	8,032,837
Negotiable obligations	—	—	7,418,947	1,304,004	—	51,116	533,104	9,307,171
Other liabilities	3,192,162	1,010,667	1,938,464	1,725,794	387,267	1,128,369	3,137,177	12,519,900

Total Liabilities	54,882,005	17,644,474	43,050,159	7,240,370	387,267	1,364,031	197,616	124,765,922

Result by segments	Retail Banking	Corporate Banking	Treasury	Consumer	Insurance	Adm. MF and other segments	Adjustments	Total as of 12.31.2018
Interests income	13,131,593	10,736,816	1,805,457	5,265,312	39,149	297,551	(859,636)	30,416,242
Interest Expense	(3,896,708)	(1,326,316)	(10,891,110)	(1,947,948)	—	(226,343)	875,065	(17,413,360)
Distribution of results by Treasury	746,366	(4,287,089)	3,540,723	—	—	—	—	—

Net interest income	9,981,251	5,123,411	(5,544,930)	3,317,364	39,149	71,208	15,429	13,002,882
Net income from financial instruments at fair value through profit or loss	45,603	—	5,607,007	(584,895)	172,338	55,090	1,015,228	6,310,371
Exchange rate differences on gold and foreign currency	826,135	80,067	215,047	4,451	(5)	23,032	(22,022)	1,126,705

NIFFI And Exchange Rate Differences	871,738	80,067	5,822,054	(580,444)	172,333	78,122	993,206	7,437,076

Net Financial Income	10,852,989	5,203,478	277,124	2,736,920	211,482	149,330	1,008,635	20,439,958

Services Fee Income	3,522,097	540,213	26,331	1,440,166	—	440,723	(41,841)	5,927,689
Services Fee Expenses	(801,044)	(67,045)	(55,342)	(492,776)	—	(20,899)	18,926	(1,418,180)
Income from insurance activities	—	—	—	—	666,954	—	181,711	848,665

Net Service Fee Income	2,721,053	473,168	(29,011)	947,390	666,954	419,824	158,796	5,358,174

Subtotal	13,574,042	5,676,646	248,113	3,684,310	878,436	569,154	1,167,431	25,798,132
Result from exposure to changes in the purchasing power of money	(1,192,909)	(1,537,428)	(1,015,651)	(575,725)	(259,689)	(121,061)	(1,312,538)	(6,015,001)
Other operating income	966,474	920,204	76,165	528,138	4,314	91,902	(113,639)	2,473,558
Loan loss provisions	(1,662,584)	(865,972)	(16,248)	(2,557,571)	—	(76,658)	—	(5,179,033)

Net operating income	11,685,023	4,193,450	(707,621)	1,079,152	623,061	463,337	(258,746)	17,077,656
Personnel expenses	(5,722,747)	(1,023,583)	(353,169)	(1,164,882)	(111,685)	(191,674)	(210,840)	(8,778,580)
Administration expenses	(3,674,773)	(474,633)	(184,528)	(934,095)	(151,893)	(195,517)	14,931	(5,600,508)
Depreciations and impairment of non-financial assets	(258,912)	(83,085)	(18,364)	(45,519)	(4,890)	(1,700)	(19,919)	(432,389)
Other operating expenses	(2,312,340)	(1,020,900)	(285,678)	(626,069)	(664)	(53,348)	(12,941)	(4,311,940)

Operating income	(283,749)	1,591,249	(1,549,360)	(1,691,413)	353,929	21,098	(487,515)	(2,045,761)
Income from associates and joint ventures	—	—	—	(4,473)	—	—	4,473	—

Result before taxes	(283,749)	1,591,249	(1,549,360)	(1,695,886)	353,929	21,098	(483,042)	(2,045,761)
Income tax	(219,356)	(413,415)	(90,217)	235,248	(153,460)	(38,152)	(331,536)	(1,010,888)

Net income	(503,105)	1,177,834	(1,639,577)	(1,460,638)	200,469	(17,054)	(814,578)	(3,056,649)
Net income for the year attributable to owners of the parent company	(476,637)	1,177,834	(1,639,577)	(1,460,638)	200,469	(17,054)	(812,400)	(3,028,003)
Net income for the year attributable to non-controlling interest	(26,468)	—	—	—	—	—	(2,178)	(28,646)
Other comprehensive income	(16,157)	123,287	121,040	207	(1,078)	—	14,274	241,573

Other comprehensive income attributable to owners of the parent company	(16,157)	123,287	121,040	207	(1,078)	—	14,023	241,322
Other comprehensive income attributable to non-controlling interest	—	—	—	—	—	—	251	251
Comprehensive income for the year	(519,262)	1,301,121	(1,518,537)	(1,460,431)	199,391	(17,054)	(800,304)	(2,815,076)

Comprehensive income attributable to owners of the parent company	(492,794)	1,301,121	(1,518,537)	(1,460,431)	199,391	(17,054)	(798,377)	(2,786,681)
Comprehensive income attributable to non-controlling interest	(26,468)	—	—	—	—	—	(1,927)	(28,395)

Asset by segments	Retail Banking	Corporate Banking	Treasury	Consumer	Insurance	Adm. MF and other segments	Adjustments	Total as of 12.31.2017
Cash and due from banks	4,132,699	384,037	11,769,085	107,691	4,447	352	(13,387)	16,384,924
Debt securities at fair value through profit or loss	—	—	16,285,616	111,979	—	—	440,330	16,837,925
Loans and other financing	31,805,596	44,801,483	3,336,981	9,824,802	140,593	25,564	(2,826,709)	87,108,670
Other Assets	623,355	17,877	7,741,867	2,113,635	750,829	283,211	3,367,857	14,898,631

Total Assets	36,561,650	45,203,397	39,133,549	12,158,107	896,229	309,127	968,091	135,230,150

Liabilities by segments	Retail Banking	Corporate Banking	Treasury	Consumer	Insurance	Adm. MF and other segments	Adjustments	Total as of 12.31.2017
Deposits	52,021,850	6,814,206	23,662,029	1,040,635	—	—	(253,737)	83,284,983
Financing received from the Argentine Central Bank and others	9,618	4,064,831	909,178	285,637	—	—	(63,498)	5,205,766
Negotiable obligations	—	—	9,499,207	2,822,175	—	—	359,855	12,681,237
Other liabilities	5,053,328	1,266,538	7,412,959	6,198,430	360,637	132,543	(6,658,039)	13,766,396

Total Liabilities	57,084,796	12,145,575	41,483,373	10,346,877	360,637	132,543	(6,615,419)	114,938,382

Result by segments	Retail Banking	Corporate Banking	Treasury	Consumer	Insurance	Adm. MF and other segments	Adjustments	Total as of 12.31.2017
Interest Income	10,066,299	5,976,487	1,397,697	5,453,694	—	—	(629,346)	22,264,831
Interest Expense	(2,429,498)	(293,503)	(4,547,332)	(1,721,411)	—	(19)	682,098	(8,309,665)
Distribution of results by Treasury	1,730,815	(3,415,120)	1,684,305	—	—	—	—	—

Net interest income	9,367,616	2,267,864	(1,465,330)	3,732,283	—	(19)	52,752	13,955,166
Net income from financial instruments at fair value through profit or loss	(18,791)	—	2,876,573	(412,659)	153,099	42,195	905,230	3,545,647
Exchange rate differences on gold and foreign currency	237,560	(67,938)	211,820	5,432	—	1,190	5,048	393,112

NIFFI and Exchange rate Differences	218,769	(67,938)	3,088,393	(407,227)	153,099	43,385	910,278	3,938,759

Net Financial Income	9,586,385	2,199,926	1,623,063	3,325,056	153,099	43,366	963,030	17,893,925

Income from commissions	3,719,832	734,603	27,297	1,118,895	—	333,620	129,472	6,063,719
Expenses from commissions	(812,597)	(38,732)	(28,615)	(115,779)	—	—	(224,704)	(1,220,427)
Income from insurance activities	—	—	—	—	639,524	—	259,967	899,491

Net service fee income	2,907,235	695,871	(1,318)	1,003,116	639,524	333,620	164,735	5,742,783

Subtotal	12,493,620	2,895,797	1,621,745	4,328,172	792,623	376,986	1,127,765	23,636,708

Result from exposure to changes in the purchasing power of money	(616,471)	(749,946)	(305,043)	(171,901)	(141,417)	(26,325)	(580,152)	(2,591,255)
Other operating income	1,174,305	393,281	94,700	896,005	3,179	(2,451)	(720,995)	1,838,024
Loan loss provisions	(1,407,882)	(289,347)	(6,874)	(2,324,630)	—	—	(4,454)	(4,033,187)

Net operating income	11,643,572	2,249,785	1,404,528	2,727,646	654,385	348,210	(177,836)	18,850,290
Personnel expenses	(5,801,979)	(1,074,860)	(397,063)	(1,227,028)	(109,876)	(60,539)	(64,893)	(8,736,238)
Administration expenses	(3,516,643)	(444,892)	(210,404)	(1,116,313)	(139,651)	(15,940)	525,312	(4,918,531)
Depreciations and impairment non-financial assets	(383,239)	(84,659)	(99,302)	(49,988)	(4,566)	(173)	(61)	(621,988)
Other operating expenses	(2,596,100)	(668,837)	(228,784)	(626,902)	(1,689)	(13,510)	(21,002)	(4,156,824)

Operating income	(654,389)	(23,463)	468,975	(292,585)	398,603	258,048	261,520	416,709
Income from associates and joint ventures	—	—	—	6,768	—	—	(6,768)	—

Result before taxes	(654,389)	(23,463)	468,975	(285,817)	398,603	258,048	254,752	416,709
Income tax	(120,218)	(144,883)	(379,043)	(258,905)	(159,238)	(98,045)	(11,637)	(1,171,969)

Net income	(774,607)	(168,346)	89,932	(544,722)	239,365	160,003	243,115	(755,260)

Net income for the year attributable to owners of the parent company	(775,453)	(168,346)	89,932	(544,722)	239,365	160,003	244,851	(754,370)
Net income for the year attributable to non-controlling interest	846	—	—	—	—	—	(1,736)	(890)
Other comprehensive income	4,549	5,122	1,878	(72)	37,648	—	(2,243)	46,882

Other comprehensive income attributable to owners of the parent company	4,549	5,122	1,878	(72)	37,648	—	(2,256)	46,869
Other comprehensive income attributable to non-controlling interest	—	—	—	—	—	—	13	13
Comprehensive income for the year	(770,058)	(163,224)	91,810	(544,794)	277,013	160,003	240,872	(708,378)

Comprehensive income attributable to owners of the parent company	(770,904)	(163,224)	91,810	(544,794)	277,013	160,003	242,595	(707,501)
Comprehensive income attributable to non-controlling interest	846	—	—	—	—	—	(1,723)	(877)